Transactions with Related Parties, Central Tankers Chartering Inc (Details) - Related Party [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Transactions with Related Parties [Abstract]
Time charter revenues	$ 4,435	$ 4,459
CTC [Member]
Transactions with Related Parties [Abstract]
Time charter revenues	4,435	$ 4,459
Due from related parties	$ 0